GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount	$ 6,724,720	$ 6,976,800	$ 9,141,800
Accumulated amortization	(1,896,722)	(2,707,717)	(2,470,218)
Net book value	4,827,998	5,369,083	6,671,582
Goodwill	1,640,099	1,050,366	924,361
Customer Base
Gross carrying amount	938,000	1,197,200	1,947,200
Accumulated amortization	(182,124)	(364,383)	(1,374,933)
Net book value	$ 755,876	$ 832,817	572,267
Customer Base | Minimum
Useful life	3 years	3 years
Customer Base | Maximum
Useful life	10 years	10 years
Developed Technology
Gross carrying amount	$ 4,595,600	$ 4,595,600	6,105,600
Accumulated amortization	(1,489,319)	(1,106,351)	(1,059,070)
Net book value	$ 3,106,281	$ 3,489,249	5,046,530
Useful life	9 years	9 years
Film Library
Gross carrying amount	$ 957,000	$ 957,000	957,000
Accumulated amortization	(159,050)	(104,900)	(32,700)
Net book value	$ 797,950	$ 852,100	924,300
Useful life	11 years	11 years
Trademarks and Tradenames
Gross carrying amount	$ 132,000	$ 132,000	132,000
Accumulated amortization	(23,829)	(15,123)	(3,515)
Net book value	$ 108,171	$ 116,877	128,485
Useful life	12 years	12 years
Favorable leases
Gross carrying amount	$ 95,000	$ 95,000	0
Accumulated amortization	(42,400)	(16,960)	0
Net book value	$ 52,600	$ 78,040	$ 0
Useful life	3 years	3 years
Other
Gross carrying amount	$ 7,120
Accumulated amortization	0
Net book value	$ 7,120
Useful life	10 years